Summary of Activity in Two Thousand Seven Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share options (common share equivalents)
Beginning Balance	1,524,677	1,431,813	1,159,346
Options granted during the period	241,500	246,722	341,532
Options exercised during the period	(15,259)	(65,468)
Options expired during the period	(9,552)	(45,638)	(38,317)
Options forfeited during the period	(37,458)	(42,752)	(30,748)
Ending Balance	1,703,908	1,524,677	1,431,813
Options exercisable at period end	1,094,812
Options vested and expected to vest at period end	1,655,740
Weighted average exercise price
Beginning Balance	$ 22.88	$ 22.41	$ 26.62
Options granted during the period	11.15	22.75	9.77
Options exercised during the period	8.49	14.67
Options expired during the period	25.77	25.55	31.33
Options forfeited during the period	17.61	16.04	29.97
Ending Balance	21.44	$ 22.88	$ 22.41
Options exercisable at period end	25.45
Options vested and expected to vest at period end	$ 21.65
Restricted Share Units
Restricted share units
Beginning Balance	693,048	693,903	617,523
Share units granted during the period	274,845	289,800	361,152
Share units vested during the period	(289,685)	(244,633)	(254,024)
Share units forfeited during the period	(37,458)	(46,022)	(30,748)
Ending Balance	640,750	693,048	693,903
Share units outstanding and expected to vest at period end	591,681
Weighted average grant date fair value
Beginning Balance	$ 16.03	$ 14.72	$ 21.70
Share units granted during the period	11.92	20.82	9.81
Share units vested during the period	16.15	18.33	24.26
Share units forfeited during the period	17.27	14.24	25.93
Ending Balance	14.20	$ 16.03	$ 14.72
Share units outstanding and expected to vest at period end	$ 14.20